UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax relating to changes in revaluation surplus included in other comprehensive income for joint venture and associates	$ (3,832)	$ 177,851
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ (48,774)	$ 795,619